UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

AB EQUITY INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Equity Income Fund, Inc.

Portfolio of Investments

February 28, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Information Technology - 22.0%
Communications Equipment - 6.4%
Cisco Systems, Inc.	101,450	$5,252,067
Juniper Networks, Inc.	360,880	9,772,630
Nokia Oyj (Sponsored ADR)-Class A (a)	3,271,430	19,923,009

		34,947,706

IT Services - 1.2%
Paychex, Inc.	85,930	6,618,329

Semiconductors & Semiconductor Equipment - 1.5%
QUALCOMM, Inc.	26,000	1,388,140
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	180,410	7,045,010

		8,433,150

Software - 7.3%
Microsoft Corp.	186,110	20,849,903
Oracle Corp.	363,450	18,946,649

		39,796,552

Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	75,500	13,072,825
Xerox Corp.	575,885	17,794,846

		30,867,671

		120,663,408

Health Care - 16.3%
Biotechnology - 3.0%
Gilead Sciences, Inc.	255,430	16,608,059

Pharmaceuticals - 13.3%
Eli Lilly & Co.	39,080	4,935,413
Merck & Co., Inc.	166,530	13,537,224
Novartis AG (ADR)	15,000	1,368,450
Novo Nordisk A/S (Sponsored ADR)	192,350	9,415,532
Pfizer, Inc.	583,720	25,304,262
Roche Holding AG (Sponsored ADR) (a)	356,740	12,361,041
Teva Pharmaceutical Industries Ltd. (Sponsored ADR) (b)	338,690	5,700,153

		72,622,075

		89,230,134

Consumer Staples - 13.5%
Beverages - 2.8%
PepsiCo, Inc.	132,260	15,294,546

Food & Staples Retailing - 0.5%
Sysco Corp.	41,980	2,835,749

Household Products - 3.5%
Kimberly-Clark Corp.	83,950	9,807,878
Procter & Gamble Co. (The)	96,290	9,489,380

		19,297,258

Company	Shares	U.S. $ Value
Tobacco - 6.7%
Altria Group, Inc.	269,410	$14,119,778
British American Tobacco PLC (Sponsored ADR)	196,920	7,234,841
Philip Morris International, Inc.	172,880	15,030,187

		36,384,806

		73,812,359

Financials - 12.6%
Banks - 7.1%
Bank of America Corp.	69,510	2,021,351
Comerica, Inc.	54,150	4,717,006
JPMorgan Chase & Co.	80,730	8,424,983
Wells Fargo & Co.	477,630	23,828,961

		38,992,301

Insurance - 5.5%
American Financial Group, Inc./OH	41,150	4,101,009
Everest Re Group Ltd.	30,840	6,973,232
Fidelity National Financial, Inc.	296,230	10,394,711
Old Republic International Corp.	401,880	8,383,217

		29,852,169

		68,844,470

Industrials - 8.4%
Aerospace & Defense - 6.5%
Boeing Co. (The)	31,490	13,854,340
Lockheed Martin Corp.	47,330	14,644,375
Raytheon Co.	37,480	6,990,020

		35,488,735

Electrical Equipment - 1.9%
Eaton Corp. PLC	135,240	10,788,095

		46,276,830

Consumer Discretionary - 7.0%
Auto Components - 0.6%
Magna International, Inc.-Class A	60,210	3,174,873

Automobiles - 1.9%
Ford Motor Co.	1,153,520	10,116,371

Hotels, Restaurants & Leisure - 1.3%
Starbucks Corp.	103,190	7,250,130

Multiline Retail - 1.0%
Target Corp.	76,610	5,564,950

Specialty Retail - 1.6%
Gap, Inc. (The)	194,410	4,938,014
Home Depot, Inc. (The)	12,430	2,301,290
Signet Jewelers Ltd.	61,980	1,742,258

		8,981,562

Textiles, Apparel & Luxury Goods - 0.6%
VF Corp.	36,200	3,162,432

		38,250,318

Company	Shares	U.S. $ Value
Energy - 6.9%
Oil, Gas & Consumable Fuels - 6.9%
Chevron Corp.	65,000	$7,772,700
Marathon Petroleum Corp.	122,430	7,591,884
Royal Dutch Shell PLC (Sponsored ADR) (a)	355,330	22,602,542

		37,967,126

Communication Services - 3.9%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	88,500	2,754,120
Verizon Communications, Inc.	73,900	4,206,388

		6,960,508

Media - 2.7%
Comcast Corp.-Class A	379,380	14,670,625

		21,631,133

Utilities - 3.7%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	171,560	13,922,094

Multi-Utilities - 1.1%
NiSource, Inc.	228,700	6,170,326

		20,092,420

Real Estate - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.4%
CubeSmart	166,880	5,113,203
Mid-America Apartment Communities, Inc.	64,610	6,692,304
Park Hotels & Resorts, Inc.	129,000	4,029,960
Sun Communities, Inc.	25,430	2,888,085

		18,723,552

Materials - 1.8%
Chemicals - 1.8%
LyondellBasell Industries NV-Class A	82,570	7,061,386
Mosaic Co. (The)	85,100	2,661,077

		9,722,463

Total Common Stocks (cost $452,641,712)		545,214,213

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.35% (c)(d)(e) (cost $987,215)	987,215	987,215

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.7% (cost $453,628,927)		$546,201,428

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.3%
Investment Companies - 3.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio Class AB, 2.35% (c)(d)(e) (cost $17,948,380)	17,948,380	17,948,380

Total Investments - 103.0% (cost $471,577,307) (f)		564,149,808
Other assets less liabilities - (3.0)%		(16,612,711)

Net Assets - 100.0%		$547,537,097

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $108,917,365 and gross unrealized depreciation of investments was $(16,344,864), resulting in net unrealized appreciation of $92,572,501.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Equity Income Fund, Inc.

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$545,214,213		$	– 0	–	$	– 0	–	$545,214,213
Short-Term Investments	987,215			– 0	–		– 0	–	987,215
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	17,948,380			– 0	–		– 0	–	17,948,380

Total Investments in Securities	564,149,808			– 0	–		– 0	–	564,149,808
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$564,149,808		$	– 0	–	$	– 0	–	$564,149,808

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2019 is as follows:

Fund	Market Value 11/30/18 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$34,965	$33,978	$987	$	– 0	–
Government Money Market Portfolio*		– 0	–	66,873	48,925	17,948		39

Total	$	– 0	–	$101,838	$82,903	$18,935		$39

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Equity Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2019